NEWBUILDINGS	12 Months Ended
Dec. 31, 2013
NEWBUILDINGS [Abstract]
NEWBUILDINGS

16.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest. Movements in the three years ended December 31, 2013 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913
Installments and newbuilding supervision fees paid	572
Interest capitalized	2,183
Balance at December 31, 2013	29,668

During 2011, the Company sold five SPCs, which together owned five VLCC newbuilding contracts, to Frontline 2012. Interest capitalized in respect of these contracts was $10.4 million of the $11.1 million capitalized in total in 2011.